Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities
Income for the year	$ (67,790)	$ 94,304
Adjustments for:
Amortization and depreciation	87,410	83,024
Income tax (recovery) expense	(7,651)	18,047
Amortization of deferred revenue	(18,310)	(17,082)
Share-based compensation	9,983	9,218
Finance income	(4,300)	(12,465)
Finance expenses	17,089	25,822
Foreign exchange loss (gain)	159,210	(36,798)
Write-downs (reversals of write-downs) of property, plant and equipment	12,051	0
Other	8,318	4,236
Changes in non-cash working capital items	(25,690)	(5,932)
Cash flows from operations	170,320	162,374
Derivative contract settlements	(10,833)	9,632
Provision settlements	(5,870)	(3,344)
Income taxes paid	(8,198)	(5,563)
Cash flows from operating activities	145,419	163,099
Cash Flows used in Investing Activities
Additions to mineral properties, plant and equipment	(328,957)	(447,174)
Additions to exploration and evaluation assets	(8,629)	(13,475)
Proceeds from short-term investments and interest received	2,202	192,483
Purchase of short-term investments	0	(40,000)
Cash flows used in investing activities	(335,384)	(308,166)
Cash Flows used in Financing Activities
Proceeds from equity offering, net of share issue costs	0	104,330
Lease liability payments	(14,216)	(11,877)
New loans and borrowings, net of transaction costs	213,268	14,889
Loans and borrowings repaid	(39,950)	(7,786)
Interest paid on loans and borrowings	(32,166)	(27,461)
Other finance expenses paid	(4,135)	(5,502)
Proceeds from exercise of stock options	8,358	11,158
Cash flows (used in)/from financing activities	131,159	77,751
Effect of exchange rate changes on cash and cash equivalents	(2,530)	1,352
Net decrease in cash and cash equivalents	(61,336)	(65,964)
Cash and cash equivalents - beginning of year	111,738	177,702
Cash and cash equivalents - end of year	$ 50,402	$ 111,738